Income Taxes (Details 3) - Southland Holdings Llc [Member] - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Federal net operating loss carryforwards	$ 23,041	$ 20,956
Deferred compensation	2,032	2,512
Lease liability	3,754	5,218
Income from surety	5,861	24,993
Other	1,435	1,793
Total deferred tax assets	36,123	55,472
Valuation allowance	(23,111)	(41,817)
Deferred tax liabilities:
Property and equipment	(6,575)	(5,606)
Passthrough income / joint ventures	(2,945)	(2,815)
ROU asset	(3,875)	(5,343)
Intangible assets and other	(5,579)	(6,125)
Total deferred tax liabilities	(18,974)	(19,889)
Net deferred tax liabilities	$ (5,962)	$ (6,234)